Revenue from contracts with customers - Revenue derived from entities accounting for more than 10% of revenue (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenue from contracts with customers
Revenue from contracts with customers	£ 661,755	£ 648,401	£ 583,201
Customer A
Revenue from contracts with customers
Revenue from contracts with customers	161,098	178,118	146,114
Customer B
Revenue from contracts with customers
Revenue from contracts with customers	£ 90,051	£ 76,169	76,377
Customer C
Revenue from contracts with customers
Revenue from contracts with customers			£ 67,477